Shareholders' equity - Summary of Revaluation Reserve for Available-for-sale Investments (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	3,450	3,418	4,546
Equity securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	40	130	139
Debt securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	3,423	3,245	4,354
Other securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	(14)	43	53